Sound Equity Income ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Advertising - 3.0%
Omnicom Group, Inc.	723	$49,692

Aerospace & Defense - 1.2%
Lockheed Martin Corp.	63	20,806

Apparel - 2.7%
Hanesbrands, Inc.	2,556	45,216

Banks - 2.4%
First Horizon Corp.	2,464	39,917

Chemicals - 8.2%
Dow, Inc.	730	43,296
LyondellBasell Industries NV	922	95,049
		138,345
Commercial Services - 3.7%
H&R Block, Inc.	3,255	62,594

Computers - 11.1%
HP, Inc.	3,393	98,295
International Business Machines Corp.	315	37,463
Seagate Technology PLC	690	50,529
		186,287
Diversified Financial Services - 3.1%
Franklin Resources, Inc.	1,149	30,069
Synchrony Financial	573	22,164
		52,233
Electric - 3.1%
Entergy Corp.	273	23,699
NorthWestern Corp.	501	29,299
		52,998
Forest Products & Paper - 3.2%
International Paper Co.	1,087	53,970

Insurance - 4.9%
Principal Financial Group, Inc.	1,455	82,324

Media - 4.0%
ViacomCBS, Inc. - Class B	1,048	67,585

Mining - 1.9%
Compass Minerals International, Inc.		513	32,365

Office & Business Equipment - 1.8%
Xerox Holdings Corp.		1,176	29,964

Oil & Gas - 7.4%
TOTAL SE - ADR		1,114	51,690
Valero Energy Corp.		952	73,285
			124,975
Packaging & Containers - 2.8%
Greif, Inc. - Class B		942	46,629

Pharmaceuticals - 12.9%
AbbVie, Inc.		783	84,360
Johnson & Johnson		396	62,750
Pfizer, Inc.		2,103	70,430
			217,540
Pipelines - 6.1%
Enbridge, Inc.		2,025	68,465
ONEOK, Inc.		786	34,812
			103,277
Retail - 3.9%
MSC Industrial Direct Co., Inc. - Class A		387	33,332
Walgreens Boots Alliance, Inc.		684	32,784
			66,116
Savings & Loans - 4.9%
People’s United Financial, Inc.		4,633	83,116

Telecommunications - 7.0%
AT&T, Inc.		2,259	63,003
Cisco Systems, Inc.		1,242	55,729
			118,732
Total Common Stocks
(Cost $1,546,105)			1,674,681

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund, Class X, 0.036% (1)		7,382	7,382
Total Short-Term Investments
(Cost $7,382)			7,382

Total Investments in Securities - 99.7%
(Cost $1,553,487)			1,682,063
Other Assets in Excess of Liabilities - 0.3%			4,745
Total Net Assets - 100.0%			$1,686,808

ADR	American Depositary Receipt
(1)	The rate quoted is the annualized seven-day effective yield as of February 28, 2021.

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The Sound Equity Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$1,674,681	$–	$–	$1,674,681
Short-Term Investments	7,382	–	–	7,382
Total Investments in Securities	$1,682,063	$–	$–	$1,682,063

(1) See Schedule of Investments for industry breakout.